SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options)(Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Risk-free interest rate	1.35%	0.66%	1.35%
Expected life of options	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	68.13%	87.86%	88.06%
Expected dividend yield	0.00%	0.00%	0.00%